Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.0008	$ 0.0008
Common stock, shares authorized	62,500,000	62,500,000
Common stock, shares issued	3,539,790	2,028,246
Common stock, shares outstanding	3,539,790	2,028,246